INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Amortization expense	$ 520	$ 783	$ 507
2016	272
2017	239
2018	230
2019	188
2020 and thereafter	384
Intangible assets, net	$ 1,313	$ 1,847